Debt (Details 2) (USD $)	Mar. 31, 2013	Dec. 31, 2012
Aggregate amounts of maturities of debt for each of the twelve month periods
2013		$ 5,744,100	[1]
2014	1,991,100	1,100,000
2015	1,101,800	1,900,000
2016	529,200	300,000
2017	248,100	200,000
Thereafter	$ 6,480,900	$ 5,800,000

[1]	Our short-term borrowings as of December 31, 2012 include, among other items, the amounts outstanding under the Senior ABL Facility, HVF U.S. Fleet Variable Funding Notes, RCFC U.S. Fleet Variable Funding Notes, Donlen GN II Variable Funding Notes, U.S. Fleet Financing Facility, European Revolving Credit Facility, European Securitization, Hertz-Sponsored Canadian Securitization, Dollar Thrifty-Sponsored Canadian Securitization, Australian Securitization, Brazilian Fleet Financing Facility and Capitalized Leases. These amounts are reflected as short-term borrowings, regardless of the facility maturity date, as these facilities are revolving in nature and/or the outstanding borrowings have maturities of three months or less. As of December 31, 2012, short-term borrowings had a weighted average interest rate of 1.8%.